Income Tax Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
Current	$ (4,940)	(29,905)	(45,481)	(32,169)
Deferred	3,235	19,581	9,322	18,492
Income tax benefit	$ (1,705)	(10,324)	(36,159)	(13,677)